Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 643,379	[1]	$ 340,800	[1]
Accounts receivable,	824,560	[2],[3]	529,107	[2],[4]
Due from related parties	1,315,288	[5]	682,342	[5]
Inventories	2,599,097	[6]	1,866,626	[6]
Total deferred tax asset net of valuation allowance, current	36,056		34,480
Prepayments and other current assets	654,285	[7]	737,651	[7]
Total current assets	6,072,665		4,191,006
Long-term investments in related parties	8,150	[8]	8,764	[8]
Total other long-term investments	13,997	[8]	14,624	[8]
Property, plant and equipment	7,076,303	[9]	5,392,326	[9]
Mineral licenses, net	4,733,676	[10]	4,971,728	[10]
Other non-current assets	222,442	[11]	220,592	[11]
Deferred income taxes	27,817		9,564
Goodwill	1,151,187	[12],[13]	969,560	[12],[13]
Total assets	19,306,237		15,778,164
LIABILITIES AND EQUITY
Short-term borrowings and current portion of long-term debt	2,651,357	[14]	2,077,809	[14]
Accounts payable and accrued expenses:
Trade payable to vendors of goods and services	976,187		647,033
Advances received	206,156		243,069
Accrued expenses and other current liabilities	281,762		264,746
Taxes and social charges payable	277,284		244,782
Unrecognized Tax Benefits	2,190	[15]	4,266	[15]
Due to related parties	179,672	[5]	96,694	[5]
Asset retirement obligation, current portion	3,703	[16]	7,004	[16]
Deferred income taxes	41,822		28,276
Pension obligations, current portion	22,172	[17]	34,596	[17]
Dividends payable	4		1,639
Finance lease liabilities, current portion	96,907	[18]	49,665	[18]
Total current liabilities	4,739,216		3,699,579
Long-term debt, net of current portion	6,745,524	[14]	5,240,620	[14]
Asset retirement obligations, net of current portion	40,214	[16]	49,216	[16]
Pension obligations, net of current portion	144,182	[17]	153,472	[17]
Deferred income taxes	1,514,014		1,518,558
Finance lease liabilities, net of current portion	375,249	[18]	130,367	[18]
Commitments and contingencies		[19]		[19]
Other long-term liabilities	382,512		35,341
EQUITY
Common shares	133,507	[20]	133,507	[20]
Preferred shares	25,314	[20]	25,314	[20]
Additional paid-in capital	845,994		847,137
Total accumulated other comprehensive loss	(356,147)		(200,983)
Retained earnings	4,342,096		3,822,861
Equity attributable to shareholders of Mechel OAO	4,990,764		4,627,836
Non-controlling interests	374,562	[21]	323,175	[21]
Total equity	5,365,326		4,951,011
Total liabilities and equity	$ 19,306,237		$ 15,778,164

[1]	See Note 4
[2]	See Note 5
[3]	Net of allowance for doubtful accounts of $50,966 in 2011.
[4]	Net of allowance for doubtful accounts of $52,785 in 2010.
[5]	See Note 9
[6]	See Note 6
[7]	See Note 7
[8]	See Note 8
[9]	See Note 10
[10]	See Note 11
[11]	See Note 12
[12]	Net of effects of intersegment eliminations
[13]	See Note 3(f)
[14]	See Note 13
[15]	See Note 19
[16]	See Note 15
[17]	See Note 16
[18]	See Note 17
[19]	See Note 24
[20]	See Note 18
[21]	See Note 3(g)